LEASES - Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
LEASES
Beginning balance	$ 27,285,334	$ 7,182,358
Ending balance		27,285,334
Spin Out of Clinical Operations to Field Trip H & W
LEASES
Beginning balance	27,285,334
Ending balance		27,285,334
Cost
LEASES
Beginning balance	30,960,968	8,266,366
Additions		22,924,757
Foreign currency translation adjustment related to Clinic Operations		(230,155)
Ending balance		30,960,968
Cost | Spin Out of Clinical Operations to Field Trip H & W
LEASES
Beginning balance	30,960,968
Foreign currency translation adjustment related to Clinic Operations	1,225,611
Assets held for transfer related to spinout of Clinic Operations	(32,186,579)
Ending balance		30,960,968
Accumulated depreciation
LEASES
Beginning balance	(3,675,634)	(1,084,008)
Depreciation expense related to Clinic Operations		(2,626,207)
Foreign currency translation adjustment related to Clinic Operations		34,581
Ending balance		(3,675,634)
Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
LEASES
Beginning balance	(3,675,634)
Depreciation expense related to Clinic Operations	(891,061)
Foreign currency translation adjustment related to Clinic Operations	(131,927)
Assets held for transfer related to spinout of Clinic Operations	$ 4,698,622
Ending balance		$ (3,675,634)